Fair Value Measurements	9 Months Ended
Sep. 30, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 9. FAIR VALUE MEASUREMENTS

The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2021 and December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Amount at Fair Value	Level 1	Level 2	Level 3
September 30, 2021
Assets
Investments held in Trust Account:
Money Market investments	$174,226,747	$174,226,747	$—	$—
Liabilities
Warrant liabilities – Public Warrants	$7,935,000	$7,935,000	$—	$—
Warrant liabilities – Private Placement Warrants	$4,735,500	$—	$—	$4,735,500

The Company did not have any assets or liabilities measured at fair value as of December 31, 2020.

The Company utilized a Monte Carlo simulation model for the initial valuation of the Public Warrants, and a Binomial/lattice model in conjunction with the publicly-traded value for the subsequent valuation of the Public Warrants. The measurement of the Public Warrants as of September 30, 2021 is classified as Level 1 due to the use of an observable market quote in an active market under the ticker CLAQW. The quoted price of the Public Warrants was $0.92 per warrant as of September 30, 2021.

The Company utilizes a Black-Scholes Option Pricing Model to value the Private Placement Warrants at each reporting period, with changes in fair value recognized in the statement of operations. The estimated fair value of the warrant liability is determined using Level 3 inputs. Inherent in a Black-Scholes Option Pricing Model are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates volatility based on research on comparable companies with the same type of warrants along with the implied volatilities shortly after they start trading. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero.

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement in September 2021 after the Public Warrants were separately listed and traded.

The following table provides the significant unobservable inputs used in the Monte Carlo model for the initial valuation the Public Warrants:

As of July 19, 2021 (initial measurement)
Stock Price on Valuation Date	$9.71
Strike price (Exercise Price Share)	$11.50
Probability of completing a Business Combination	83.0%
Term (in years)	6.59
Volatility	4.5% pre-merger/ 23% post-merger
Risk-free rate	0.91%
Fair value of warrants	$1.23

The following table provides the significant inputs to the Black-Scholes Option Pricing Model fair value of the Private Placement Warrants:

	As of July 19, 2021 (initial measurement)	As of September 30, 2021
Stock price	$9.71	$9.93
Strike price	$11.50	$11.50
Probability of completing a Business Combination	83.0%	100.0%
Dividend yield	—%	—%
Term (in years)	5.0	4.8
Volatility	17.2%	12.2%
Risk-free rate	0.9%	0.9%
Discount for lack of marketability	—%	—%
Fair value of warrants	$0.85	$0.66

The following table provides a summary of the changes in the fair value of the Company’s Level 3 financial instruments that are measured at fair value on a recurring basis:

Fair value as of December 31, 2020	$—
Initial measurement of Public Warrants and Private Placement Warrants at July 19, 2021	14,750,000
Initial measurement of over-allotment warrants	1,957,500
Transfer of Public Warrants to Level 1 measurement	(7,935,000)
Change in fair value	(4,037,000)
Fair value as of September 30, 2021	$4,735,500

The Company recognized gains in connection with the change in the fair value of warrant liabilities of $4,037,000 in the condensed statements of operations during the three months and nine months ended September 30, 2021.